CONSOLIDATED BALANCE SHEETS - USD ($)		Sep. 30, 2018	Sep. 30, 2017
CURRENT ASSETS:
Cash and cash equivalents		$ 1,739,174	$ 836,468
Accounts receivable trade		2,453	342,605
Due from related party (Note 3)		263,079	96,264
Inventories		60,697	46,586
Prepaid expenses and other current assets		44,597	29,060
Total current assets		2,110,000	1,350,983
OTHER NON-CURRENT ASSETS:
Vessel, net of accumulated depreciation of $182,346 and $478,877 respectively (Note 5)		7,070,404	7,366,935
Deferred charges, net of accumulated amortization of $0 and $341,080 (Note 4)		443,394	0
Total other non-current assets, net		7,513,798	7,366,935
Total assets		9,623,798	8,717,918
CURRENT LIABILITIES:
Accounts payable		33,483	105,104
Accrued liabilities		115,733	119,170
Total current liabilities		149,216	224,274
Commitments and contingencies (Note 8)
SHAREHOLDERS' EQUITY:
Preferred shares	[1]	492	492
Common shares, $0.001 par value; 1,950,000,000 shares authorized; 2,400,000 shares, issued and outstanding (Note 6)		2,400	2,400
Additional paid-in capital (Note 6)		7,612,108	7,612,108
Retained earnings		1,859,582	878,644
Total shareholders' equity		9,474,582	8,493,644
Total liabilities and shareholders' equity		9,623,798	8,717,918
Series A Cumulative Redeemable Perpetual Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares		480	480
Series B Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares	[1]	$ 12	$ 12

[1]	There are no issuance costs.